Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Furniture, fixtures and office equipments [Member]
Property, Plant and Equipment, Useful Life	5 years
Motor vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	4 years
Motor vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	20 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years